Staff costs and Directors Remuneration (Schedule of Directors' Remuneration) (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 601,002
Director Fees Paid as Shares | shares	0
Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 131,739
Director Fees Paid as Shares | shares	5,110
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 235,000
Director Fees Paid as Shares | shares	14,803
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 267,500
Director Fees Paid as Shares | shares	7,335
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 409,755
Director Fees Paid as Shares | shares	27,306
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 249,755
Director Fees Paid as Shares | shares	15,510
Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 61,953
Director Fees Paid as Shares | shares	2,244
Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 60,082
Director Fees Paid as Shares | shares	2,244
Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 28,260
Director Fees Paid as Shares | shares	1,084
Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 601,002
Executive Directors' Fees [Member] | Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	61,087
Non-Executive Directors' Fees | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	30,000
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	167,500
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	32,500
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	35,000
Non-Executive Directors' Fees | Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	32,718
Non-Executive Directors' Fees | Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	30,462
Non-Executive Directors' Fees | Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 14,130